INTANGIBLE ASSETS AND GOODWILL - Goodwill Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Beginning Balance	$ 992.8	$ 915.0
Effects of foreign currency translation	(38.0)	77.8
Ending Balance	954.8	992.8	$ 915.0
Goodwill impairment	0.0	0.0	0.0
LoyaltyOne
Goodwill
Beginning Balance	731.1	653.3
Effects of foreign currency translation	(38.0)	77.8
Ending Balance	693.1	731.1	653.3
Card Services
Goodwill
Beginning Balance	261.7	261.7
Ending Balance	$ 261.7	$ 261.7	$ 261.7